Cash Flow Information - Schedule of Cash Flow Information (Details) - NZD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Cash Flow Information
Loss for the period	$ 722	$ (18,454)	$ (28,729)
Cash flows excluded from loss attributable to operating activities - interest paid on borrowings		3,721	1,025
Cash flows excluded from loss attributable to operating activities - interest paid on lease liabilities		(713)	(857)
Non-cash flows in loss: - depreciation and amortisation expense		4,560	4,567
Non-cash flows in loss: - impairment expense		2,815	6,849
Non-cash flows in loss: - Transaction expenses		6,748
Net changes in assets and liabilities		918	5,862
- net exchange differences		70	(120)
Cash flow from operations		$ 378	$ (9,689)